Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares, Inc.
Entity Central Index Key	0000930667
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000011951 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Hong Kong ETF
Class Name	iShares MSCI Hong Kong ETF
Trading Symbol	EWH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Hong Kong ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Hong Kong ETF	$60	0.50%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 38.41%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI Hong Kong 25/50 Index (Spliced) returned 37.42%.
What contributed to performance?
Hong Kong stocks, particularly in the financials sector, gained during the reporting period, buoyed by improving economic sentiment and growing investor optimism toward China. A key driver of the Fund’s return was the country’s stock exchange operator, benefiting from China’s decision to permit more domestic companies to list in Hong Kong, alongside heightened activity for initial public offerings, a rally in technology stocks, and increased capital inflows from mainland investors. Also in the capital markets space, positive equity market momentum, increased trading activity, and an innovative digital platform drove the performance of an online brokerage firm. A major life/health insurance and financial services provider with offices across Asia was another substantial contributor, benefiting from positive market sentiment and due to the company’s expansion across key markets. Stocks in the real estate sector also advanced, as management and development companies were supported by Hong Kong’s property market recovery.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	38.41%	2.01%	4.34%
MSCI ACWI ex USA Index (Net)	15.42	8.94	7.33
MSCI Hong Kong 25/50 Index (Spliced)	37.42	2.41	4.81

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 719,491,210
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 3,109,967
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$719,491,210
Number of Portfolio Holdings	34
Net Investment Advisory Fees	$3,109,967
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	48.9%
Real Estate	17.2%
Industrials	15.4%
Utilities	9.7%
Consumer Discretionary	4.8%
Consumer Staples	2.4%
Communication Services	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
AIA Group Ltd.	22.1%
Hong Kong Exchanges & Clearing Ltd.	16.8%
Techtronic Industries Co. Ltd.	4.5%
CK Hutchison Holdings Ltd.	4.5%
Sun Hung Kai Properties Ltd.	4.3%
BOC Hong Kong Holdings Ltd.	4.3%
Link REIT	3.6%
CLP Holdings Ltd.	3.5%
Galaxy Entertainment Group Ltd.	3.1%
Futu Holdings Ltd.	2.9%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
AIA Group Ltd.	22.1%
Hong Kong Exchanges & Clearing Ltd.	16.8%
Techtronic Industries Co. Ltd.	4.5%
CK Hutchison Holdings Ltd.	4.5%
Sun Hung Kai Properties Ltd.	4.3%
BOC Hong Kong Holdings Ltd.	4.3%
Link REIT	3.6%
CLP Holdings Ltd.	3.5%
Galaxy Entertainment Group Ltd.	3.1%
Futu Holdings Ltd.	2.9%
(a)	Excludes money market funds.

C000011953 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Japan ETF
Class Name	iShares MSCI Japan ETF
Trading Symbol	EWJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Japan ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Japan ETF	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 10.63%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI Japan Index (Net) returned 12.94%.
What contributed to performance?
Japanese equities were supported by sustained corporate governance reforms and renewed confidence among both domestic and foreign investors during the reporting period. Diversified banks in the financials sector gained as the Bank of Japan raised rates and returned to monetary policy normalization. Additionally, higher interest rates also improved investment income for insurance companies. In the industrials sector, firms involved in the aerospace and defense supply chain benefited from an increased defense budget, while machinery firms gained as the government approved a multi-billion-dollar plan to enhance disaster-resilient infrastructure. A multinational conglomerate in the communication sector gained due to significant investments in artificial intelligence, while a video game company was supported by high demand and record-breaking sales for its hybrid video game console.
What detracted from performance?
During the reporting period, healthcare stocks detracted from the Fund’s return. Pharmaceutical and biotechnology companies faced headwinds due to the country’s drug pricing scheme, which created uncertainty due to annual price cuts. Additionally, a pharmaceutical company declined following disappointing clinical trial data.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	10.63%	7.97%	6.69%
MSCI ACWI ex USA Index (Net)	15.42	8.94	7.33
MSCI Japan Index (Net)	12.94	8.67	7.22

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 15,131,582,479
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 71,060,731
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$15,131,582,479
Number of Portfolio Holdings	182
Net Investment Advisory Fees	$71,060,731
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	24.4%
Consumer Discretionary	17.8%
Financials	17.2%
Information Technology	12.3%
Communication Services	8.9%
Health Care	6.6%
Consumer Staples	5.1%
Materials	3.3%
Real Estate	2.4%
Utilities	1.1%
Energy	0.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Toyota Motor Corp.	4.3%
Mitsubishi UFJ Financial Group Inc.	4.1%
Sony Group Corp.	4.0%
Hitachi Ltd.	2.9%
SoftBank Group Corp.	2.4%
Sumitomo Mitsui Financial Group Inc.	2.4%
Nintendo Co. Ltd.	2.3%
Mizuho Financial Group Inc.	2.0%
Mitsubishi Heavy Industries Ltd.	1.9%
Tokio Marine Holdings Inc.	1.9%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Toyota Motor Corp.	4.3%
Mitsubishi UFJ Financial Group Inc.	4.1%
Sony Group Corp.	4.0%
Hitachi Ltd.	2.9%
SoftBank Group Corp.	2.4%
Sumitomo Mitsui Financial Group Inc.	2.4%
Nintendo Co. Ltd.	2.3%
Mizuho Financial Group Inc.	2.0%
Mitsubishi Heavy Industries Ltd.	1.9%
Tokio Marine Holdings Inc.	1.9%
(a)	Excludes money market funds.

C000011954 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Malaysia ETF
Class Name	iShares MSCI Malaysia ETF
Trading Symbol	EWM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Malaysia ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Malaysia ETF	$50	0.50%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned (0.48)%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80% and the MSCI Malaysia Index returned (0.32)%.
What contributed to performance?
Stocks in the industrials sector contributed the most to the Fund’s return during the reporting period. In the construction and engineering segment, a development company that specializes in domestic and international infrastructure projects gained. The firm benefited from several large-scale construction contracts, as well as a strategic expansion into high-demand data centers.
What detracted from performance?
The consumer discretionary sector was the leading detractor from the Fund’s performance during the reporting period. In particular, a global casino and resort operator faced headwinds as weaker gaming revenue, lower visitor volume, and increased competition weighed on the firm’s financial results. In the consumer staples sector, packaged food and meats stocks stalled. Notably, a food production company was pressured after one of the firm’s associated companies faced corruption charges. Further, an outsourcer of semiconductor assembly and testing services detracted due to U.S. tariffs, lower demand for industrial and smartphone components, and foreign exchange losses.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	(0.48)%	2.36%	2.03%
MSCI Emerging Markets Index (Net)	16.80	5.21	6.92
MSCI Malaysia Index	(0.32)	2.70	2.37

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 237,826,272
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 1,360,800
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$237,826,272
Number of Portfolio Holdings	30
Net Investment Advisory Fees	$1,360,800
Portfolio Turnover Rate	51%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	46.8%
Utilities	14.6%
Industrials	9.5%
Consumer Staples	9.3%
Communication Services	7.7%
Materials	6.6%
Health Care	3.2%
Energy	1.3%
Consumer Discretionary	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Public Bank Bhd	13.2%
CIMB Group Holdings Bhd	12.7%
Malayan Banking Bhd	12.7%
Tenaga Nasional Bhd	7.4%
Gamuda Bhd	4.8%
Press Metal Aluminium Holdings Bhd	4.4%
IHH Healthcare Bhd	3.2%
Petronas Gas Bhd	3.1%
AMMB Holdings Bhd	2.9%
Hong Leong Bank Bhd	2.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Public Bank Bhd	13.2%
CIMB Group Holdings Bhd	12.7%
Malayan Banking Bhd	12.7%
Tenaga Nasional Bhd	7.4%
Gamuda Bhd	4.8%
Press Metal Aluminium Holdings Bhd	4.4%
IHH Healthcare Bhd	3.2%
Petronas Gas Bhd	3.1%
AMMB Holdings Bhd	2.9%
Hong Leong Bank Bhd	2.8%
(a)	Excludes money market funds.

C000011957 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Pacific ex Japan ETF
Class Name	iShares MSCI Pacific ex Japan ETF
Trading Symbol	EPP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Pacific ex Japan ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Pacific ex Japan ETF	$51	0.47%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 17.55%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI Pacific ex Japan Index (Net) returned 17.72%.
What contributed to performance?
Equities in Singapore contributed the most to the Fund’s return during the reporting period, driven by the country's geopolitical neutrality, a strong currency, and a solid economic foundation. In the communication sector, a major consumer internet company, operating in e-commerce, digital financial services, and digital entertainment, saw robust growth across its operations. The financials sector also contributed, notably among diversified banks. Increased fee income from wealth management and trading, improved capital returns to shareholders, and strong regional growth all provided tailwinds to these firms. Hong Kong stocks, particularly in the financials sector, also gained, buoyed by improved economic sentiment and increased investor optimism for China. The country's stock exchange operator advanced on several tailwinds, including China moving to allow more Chinese companies to list equities in Hong Kong, increasing initial public offering activity, a rally in technology stocks, and an influx of investor inflows from mainland China. In Australia, diversified banks benefited from solid lending growth across business and retail customers.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	17.55%	7.87%	7.34%
MSCI ACWI ex USA Index (Net)	15.42	8.94	7.33
MSCI Pacific ex Japan Index (Net)	17.72	8.33	7.79

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Dec. 11, 2024
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,844,575,693
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 9,017,018
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,844,575,693
Number of Portfolio Holdings	100
Net Investment Advisory Fees	$9,017,018
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	44.2%
Materials	11.5%
Consumer Discretionary	9.2%
Industrials	8.9%
Real Estate	7.7%
Health Care	5.7%
Utilities	3.4%
Communication Services	2.9%
Consumer Staples	2.7%
Energy	2.3%
Information Technology	1.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Australia	62.9%
Hong Kong	18.9%
Singapore	16.4%
New Zealand	1.7%
China	0.1%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after August 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.

Material Fund Change Expenses [Text Block]	Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after August 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000011958 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Singapore ETF
Class Name	iShares MSCI Singapore ETF
Trading Symbol	EWS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Singapore ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Singapore ETF	$60	0.50%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 41.79%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI Singapore 25/50 Index (Spliced) returned 42.44%.
What contributed to performance?
Equities in Singapore registered robust performance during the reporting period, driven by its geopolitical neutrality, a strong currency, and a solid economic foundation. The financials sector was the leading contributor to the Fund’s return, notably among diversified banks. Increased fee income from wealth management and trading, improved capital returns to shareholders, and strong regional growth all provided tailwinds to these firms. The country’s stock exchange also contributed, driven by an expanding pipeline of initial public offerings, expansion plans, and strong trading volumes. In the communication sector, a major consumer internet company, operating in e-commerce, digital financial services, and digital entertainment, saw robust growth across its operations. The industrials sector also contributed, as technology engineering firm was buoyed by increased demand for defense and aviation services, while a ride-hailing service gained amid operational efficiencies, strategic initiatives, and integration of artificial intelligence.
What detracted from performance?
There were no meaningful detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	41.79%	13.02%	7.28%
MSCI ACWI ex USA Index (Net)	15.42	8.94	7.33
MSCI Singapore 25/50 Index (Spliced)	42.44	13.60	7.80

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 791,117,089
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 3,293,750
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$791,117,089
Number of Portfolio Holdings	22
Net Investment Advisory Fees	$3,293,750
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	38.1%
Industrials	21.7%
Consumer Discretionary	19.4%
Real Estate	9.1%
Communication Services	4.7%
Utilities	3.6%
Consumer Staples	3.4%
Ten largest holdings
Security	Percent of Total Investments(a)
DBS Group Holdings Ltd.	20.0%
Sea Ltd.	16.4%
Oversea-Chinese Banking Corp. Ltd.	9.3%
Singapore Telecommunications Ltd.	4.7%
Keppel Ltd.	4.6%
Singapore Exchange Ltd.	4.5%
CapitaLand Ascendas REIT	4.5%
Singapore Airlines Ltd.	4.4%
Grab Holdings Ltd., Class A	4.3%
United Overseas Bank Ltd.	4.3%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
DBS Group Holdings Ltd.	20.0%
Sea Ltd.	16.4%
Oversea-Chinese Banking Corp. Ltd.	9.3%
Singapore Telecommunications Ltd.	4.7%
Keppel Ltd.	4.6%
Singapore Exchange Ltd.	4.5%
CapitaLand Ascendas REIT	4.5%
Singapore Airlines Ltd.	4.4%
Grab Holdings Ltd., Class A	4.3%
United Overseas Bank Ltd.	4.3%
(a)	Excludes money market funds.

C000011959 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI South Africa ETF
Class Name	iShares MSCI South Africa ETF
Trading Symbol	EZA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI South Africa ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI South Africa ETF	$68	0.59%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 30.34%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80% and the MSCI South Africa 25/50 Index (Spliced) returned 29.53%.
What contributed to performance?
The materials sector was the most significant contributor to the Fund’s return during the reporting period. South Africa is home to a significant amount of the world’s gold, which remained near record highs due to rising demand from central banks, geopolitical uncertainty, and concerns over U.S. tariffs. The increasing price benefited the country’s metals and mining stocks. In the consumer discretionary sector, a global consumer internet group and technology firm benefited from its e-commerce, social, and internet platform segments. In the financials sector, banks were driven by increased transaction volumes, while insurance companies saw strong profit increases helped by strategic partnerships and innovation.
What detracted from performance?
Healthcare stocks detracted from the Fund’s return during the reporting period, after a major pharmaceutical company issued a profit warning to investors following a contractual dispute over a vaccine manufacturing and technology deal.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	30.34%	13.59%	4.64%
MSCI Emerging Markets Index (Net)	16.80	5.21	6.92
MSCI South Africa 25/50 Index (Spliced)	29.53	13.82	5.04

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 417,401,756
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 2,067,426
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$417,401,756
Number of Portfolio Holdings	29
Net Investment Advisory Fees	$2,067,426
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	34.0%
Materials	30.5%
Consumer Discretionary	18.3%
Consumer Staples	7.8%
Communication Services	5.8%
Real Estate	1.9%
Industrials	1.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Naspers Ltd., Class N	16.4%
Gold Fields Ltd.	9.0%
Anglogold Ashanti PLC	8.6%
FirstRand Ltd.	6.5%
Standard Bank Group Ltd.	5.5%
Capitec Bank Holdings Ltd.	4.4%
MTN Group Ltd.	3.9%
Valterra Platinum Ltd.	3.6%
Sanlam Ltd.	3.3%
Absa Group Ltd.	3.3%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Naspers Ltd., Class N	16.4%
Gold Fields Ltd.	9.0%
Anglogold Ashanti PLC	8.6%
FirstRand Ltd.	6.5%
Standard Bank Group Ltd.	5.5%
Capitec Bank Holdings Ltd.	4.4%
MTN Group Ltd.	3.9%
Valterra Platinum Ltd.	3.6%
Sanlam Ltd.	3.3%
Absa Group Ltd.	3.3%
(a)	Excludes money market funds.

C000011960 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Spain ETF
Class Name	iShares MSCI Spain ETF
Trading Symbol	EWP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Spain ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Spain ETF	$62	0.50%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 46.55%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI Spain 25/50 Index (Net) returned 46.85%.
What contributed to performance?
Spain’s economy experienced robust growth during the reporting period, as strong macroeconomic performance boosted investor confidence and company revenues. Equity markets advanced, particularly in the financials sector. Banks were the largest contributor, benefiting from significant increases in consumer deposits, growth from wealth management, and strong financial strength as measured by capital ratios. Electric utilities stocks were also meaningful contributors, supported by increased investments in grid modernization, a supportive energy transition environment, and rising profitability from both domestic and international operations. Additionally, the strength of an airport services firm in the industrials sector was due to a significant increase in global air travel demand and strategic airport expansions.
What detracted from performance?
There were no significant detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	46.55%	19.34%	7.62%
MSCI ACWI ex USA Index (Net)	15.42	8.94	7.33
MSCI Spain 25/50 Index (Net)	46.85	19.70	7.98

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,359,910,325
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 5,160,745
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,359,910,325
Number of Portfolio Holdings	25
Net Investment Advisory Fees	$5,160,745
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	41.6%
Utilities	21.3%
Industrials	14.0%
Consumer Discretionary	9.1%
Communication Services	7.7%
Energy	4.2%
Health Care	2.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Banco Santander SA	17.9%
Iberdrola SA	14.6%
Banco Bilbao Vizcaya Argentaria SA	12.5%
Ferrovial SE	4.6%
Amadeus IT Group SA	4.6%
Industria de Diseno Textil SA	4.5%
CaixaBank SA	4.4%
Banco de Sabadell SA	4.3%
Aena SME SA	4.2%
Repsol SA	4.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Banco Santander SA	17.9%
Iberdrola SA	14.6%
Banco Bilbao Vizcaya Argentaria SA	12.5%
Ferrovial SE	4.6%
Amadeus IT Group SA	4.6%
Industria de Diseno Textil SA	4.5%
CaixaBank SA	4.4%
Banco de Sabadell SA	4.3%
Aena SME SA	4.2%
Repsol SA	4.2%
(a)	Excludes money market funds.

C000011962 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI South Korea ETF
Class Name	iShares MSCI South Korea ETF
Trading Symbol	EWY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI South Korea ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI South Korea ETF	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 13.03%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80% and the MSCI Korea 25/50 Index (Net) returned 14.18%.
What contributed to performance?
The industrials sector was the largest contributor to the Fund’s performance during the reporting period, helped by robust infrastructure investments. Shipbuilding stocks rallied as trade negotiations with United States resulted in a trillion-dollar shipbuilding cooperation, while companies that provide defense products gained on an increase in global defense spending. On the back of solid economic growth, strong market momentum, and corporate governance reforms, diversified banks in the financial sector moved higher. In the information technology sector, a manufacturer of semiconductor products gained due to soaring growth for high-performance memory chips in artificial intelligence workloads.
What detracted from performance?
Healthcare stocks were the largest detractors from the Fund’s return during the reporting period. A biotechnology company suffered after its key drug was rejected by U.S. regulators for the second time. Chemicals stocks in the materials sector, which include chemicals and plastics firms, faced headwinds due to weakened demand in both domestic and global markets, as well as production expansion in China.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	13.03%	4.70%	6.17%
MSCI Emerging Markets Index (Net)	16.80	5.21	6.92
MSCI Korea 25/50 Index (Net)	14.18	5.24	6.63

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 5,085,044,516
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 23,459,362
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,085,044,516
Number of Portfolio Holdings	85
Net Investment Advisory Fees	$23,459,362
Portfolio Turnover Rate	49%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	36.3%
Industrials	21.6%
Financials	14.2%
Consumer Discretionary	8.4%
Health Care	6.1%
Communication Services	5.9%
Materials	3.0%
Consumer Staples	2.3%
Energy	1.4%
Utilities	0.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Samsung Electronics Co. Ltd.	21.7%
SK Hynix Inc.	11.0%
KB Financial Group Inc.	3.1%
Hanwha Aerospace Co. Ltd.	2.4%
NAVER Corp.	2.4%
Hyundai Motor Co.	2.3%
Doosan Enerbility Co. Ltd.	2.2%
Shinhan Financial Group Co. Ltd.	2.2%
Celltrion Inc.	2.1%
Kia Corp.	2.0%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Samsung Electronics Co. Ltd.	21.7%
SK Hynix Inc.	11.0%
KB Financial Group Inc.	3.1%
Hanwha Aerospace Co. Ltd.	2.4%
NAVER Corp.	2.4%
Hyundai Motor Co.	2.3%
Doosan Enerbility Co. Ltd.	2.2%
Shinhan Financial Group Co. Ltd.	2.2%
Celltrion Inc.	2.1%
Kia Corp.	2.0%
(a)	Excludes money market funds.

C000011963 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Sweden ETF
Class Name	iShares MSCI Sweden ETF
Trading Symbol	EWD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Sweden ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Sweden ETF	$54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 12.37%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI Sweden 25/50 Index (Spliced) returned 11.85%.
What contributed to performance?
The communication sector was the largest contributor to the Fund’s return during the reporting period. In the media and entertainment segment, a global audio streaming service advanced due to strong subscriber and user growth, and successful price increases. Industrials stocks also contributed. A defense and security company gained as geopolitical tensions triggered a sharp increase in defense spending, while construction machinery and heavy transportation equipment stocks rose amid elevated government investment in infrastructure. Financials stocks also positively impacted performance, particularly an investment and holding company that benefited from robust capital reserves, an increased dividend payout, and higher fee and trading income.
What detracted from performance?
During the reporting period, there were no notable detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	12.37%	8.74%	7.80%
MSCI ACWI ex USA Index (Net)	15.42	8.94	7.33
MSCI Sweden 25/50 Index (Spliced)	11.85	8.26	7.33

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 320,050,464
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 1,681,170
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$320,050,464
Number of Portfolio Holdings	45
Net Investment Advisory Fees	$1,681,170
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	43.4%
Financials	21.9%
Communication Services	17.6%
Information Technology	6.5%
Materials	3.0%
Consumer Discretionary	3.0%
Consumer Staples	2.3%
Real Estate	1.4%
Health Care	0.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Spotify Technology SA	15.0%
Investor AB, Class B	7.7%
Volvo AB, Class B	7.0%
Atlas Copco AB, Class A	6.2%
Assa Abloy AB, Class B	5.1%
Skandinaviska Enskilda Banken AB, Class A	4.0%
Sandvik AB	3.9%
Swedbank AB, Class A	3.4%
Hexagon AB, Class B	3.3%
Atlas Copco AB, Class B	3.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Spotify Technology SA	15.0%
Investor AB, Class B	7.7%
Volvo AB, Class B	7.0%
Atlas Copco AB, Class A	6.2%
Assa Abloy AB, Class B	5.1%
Skandinaviska Enskilda Banken AB, Class A	4.0%
Sandvik AB	3.9%
Swedbank AB, Class A	3.4%
Hexagon AB, Class B	3.3%
Atlas Copco AB, Class B	3.2%
(a)	Excludes money market funds.

C000011964 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Switzerland ETF
Class Name	iShares MSCI Switzerland ETF
Trading Symbol	EWL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Switzerland ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Switzerland ETF	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 6.45%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI Switzerland 25/50 Index (Net) returned 6.75%.
What contributed to performance?
Stocks in the financials sector were the largest contributor to the Fund’s return during the reporting period. Insurance firms were notable contributors as both multi-line and reinsurance companies benefited from strong underwriting results and favorable pricing trends. A major financial institution was buoyed by strength across its wealth management, asset management, and investment bank divisions. Within the healthcare sector, pharmaceutical companies gained due to strong product performance, new drug launches, attractive acquisitions, and share buybacks.
What detracted from performance?
During the reporting period, stocks in the consumer staples sector detracted the most from the Fund’s return, most notably within the packaged food and meats industry. The stock of a Swiss packaged food and beverage giant was pressured by disappointing sales, increased supply costs, as well as turmoil within the company’s leadership, all fueling investor uncertainty.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	6.45%	7.89%	7.91%
MSCI ACWI ex USA Index (Net)	15.42	8.94	7.33
MSCI Switzerland 25/50 Index (Net)	6.75	7.99	8.04

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,320,935,813
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 6,016,321
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,320,935,813
Number of Portfolio Holdings	46
Net Investment Advisory Fees	$6,016,321
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Health Care	35.7%
Financials	20.7%
Consumer Staples	15.4%
Industrials	10.0%
Materials	9.2%
Consumer Discretionary	5.6%
Communication Services	1.2%
Information Technology	1.0%
Real Estate	0.8%
Utilities	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Novartis AG	13.1%
Nestle SA	13.0%
Roche Holding AG	12.2%
UBS Group AG	6.7%
Cie Financiere Richemont SA, Class A	4.7%
ABB Ltd.	4.4%
Zurich Insurance Group AG	4.4%
Swiss Re AG	3.1%
Lonza Group AG	3.0%
Holcim AG	2.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Novartis AG	13.1%
Nestle SA	13.0%
Roche Holding AG	12.2%
UBS Group AG	6.7%
Cie Financiere Richemont SA, Class A	4.7%
ABB Ltd.	4.4%
Zurich Insurance Group AG	4.4%
Swiss Re AG	3.1%
Lonza Group AG	3.0%
Holcim AG	2.5%
(a)	Excludes money market funds.

C000011965 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Taiwan ETF
Class Name	iShares MSCI Taiwan ETF
Trading Symbol	EWT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Taiwan ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Taiwan ETF	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 12.39%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80% and the MSCI Taiwan 25/50 Index (Spliced) returned 13.97%.
What contributed to performance?
Taiwanese equities advanced during the reporting period, buoyed by the country’s pivotal role in the global technology supply chain. Stocks in the semiconductor segment were significant contributors to the Fund’s return, as a major semiconductor supplier was supported by surging demand for artificial intelligence (“AI”) chips despite the threat of tariffs from the United States. Companies that provide technology hardware and storage also gained amid heightened demand for AI-powered data centers, infrastructure, and servers. Positive industry trends were tailwinds for financials stocks, including relaxed regulatory requirements aimed at increasing market activity and reduced reporting requirements.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	12.39%	13.92%	13.59%
MSCI Emerging Markets Index (Net)	16.80	5.21	6.92
MSCI Taiwan 25/50 Index (Spliced)	13.97	14.73	14.34

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 6,095,579,433
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 32,033,918
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,095,579,433
Number of Portfolio Holdings	92
Net Investment Advisory Fees	$32,033,918
Portfolio Turnover Rate	36%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	66.2%
Financials	16.9%
Industrials	4.7%
Materials	3.7%
Communication Services	3.2%
Consumer Discretionary	2.3%
Consumer Staples	1.6%
Health Care	1.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Taiwan Semiconductor Manufacturing Co. Ltd.	22.3%
Hon Hai Precision Industry Co. Ltd.	5.7%
MediaTek Inc.	4.6%
Delta Electronics Inc.	3.6%
Quanta Computer Inc.	1.9%
Fubon Financial Holding Co. Ltd.	1.9%
CTBC Financial Holding Co. Ltd.	1.9%
Accton Technology Corp.	1.7%
Cathay Financial Holding Co. Ltd.	1.5%
Asustek Computer Inc.	1.4%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Taiwan Semiconductor Manufacturing Co. Ltd.	22.3%
Hon Hai Precision Industry Co. Ltd.	5.7%
MediaTek Inc.	4.6%
Delta Electronics Inc.	3.6%
Quanta Computer Inc.	1.9%
Fubon Financial Holding Co. Ltd.	1.9%
CTBC Financial Holding Co. Ltd.	1.9%
Accton Technology Corp.	1.7%
Cathay Financial Holding Co. Ltd.	1.5%
Asustek Computer Inc.	1.4%
(a)	Excludes money market funds.

C000011967 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Belgium ETF
Class Name	iShares MSCI Belgium ETF
Trading Symbol	EWK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Belgium ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Belgium ETF	$53	0.49%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 17.89%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI Belgium IMI 25/50 Index (Net) returned 17.56%.
What contributed to performance?
Stocks in the healthcare sector contributed the most to the Fund’s return during the reporting period, led by the pharmaceutical, biotechnology, and life sciences industry. A biotech developer of therapies for rare autoimmune diseases gained due to two successful drug launches, as well as robust growth for existing drugs. Additionally, a firm that develops neurology and immunology diseases attracted interest due to its pipeline of innovative products. In the financials sector, diversified banks advanced due to increases in mortgage lending, stable credit quality, and strategic shifts toward higher-margin, fee-based businesses. Insurance companies were supported by strategic acquisitions and positive market outlooks. In the real estate sector, companies that specialize in the acquisition, development, and management of rental properties, particularly healthcare properties, also gained. A merger was announced between two of these firms that would create one of the largest real estate investment trusts in Europe.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	17.89%	8.38%	5.77%
MSCI ACWI ex USA Index (Net)	15.42	8.94	7.33
MSCI Belgium IMI 25/50 Index (Net)	17.56	6.97	5.08

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 37,077,270
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 99,341
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$37,077,270
Number of Portfolio Holdings	42
Net Investment Advisory Fees	$99,341
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Health Care	27.6%
Consumer Staples	25.0%
Financials	15.6%
Real Estate	10.9%
Materials	7.5%
Industrials	5.3%
Utilities	2.4%
Consumer Discretionary	2.2%
Information Technology	1.9%
Communication Services	1.4%
Energy	0.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Anheuser-Busch InBev SA	21.6%
Argenx SE	14.9%
UCB SA	9.6%
KBC Group NV	4.4%
Ageas SA	4.3%
Groupe Bruxelles Lambert NV	3.2%
Syensqo SA	2.9%
Ackermans & van Haaren NV	2.8%
Elia Group SA/NV, Class B	2.4%
Warehouses De Pauw CVA	2.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Anheuser-Busch InBev SA	21.6%
Argenx SE	14.9%
UCB SA	9.6%
KBC Group NV	4.4%
Ageas SA	4.3%
Groupe Bruxelles Lambert NV	3.2%
Syensqo SA	2.9%
Ackermans & van Haaren NV	2.8%
Elia Group SA/NV, Class B	2.4%
Warehouses De Pauw CVA	2.2%
(a)	Excludes money market funds.

C000011968 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Brazil ETF
Class Name	iShares MSCI Brazil ETF
Trading Symbol	EWZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Brazil ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Brazil ETF	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 5.11%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80% and the MSCI Brazil 25/50 Index (Net) returned 6.13%.
What contributed to performance?
Amid a landscape of economic expansion and rate hikes by the country’s central bank, diversified banks were the largest contributors to the Fund’s return during the reporting period. The Central Bank of Brazil raised the benchmark SELIC rate several times, boosting banks’ net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits). Banks also benefited from increasing dividends, stock buyback programs, and increased foreign capital inflows. Additionally, capital markets companies gained due to a diversified revenue stream, expansion and acquisitions, and increased client activity. Utilities stocks also contributed to performance, climbing due to increased electricity demand and consumption.
What detracted from performance?
Increasing geopolitical risks and global oversupply put downward pressure on crude prices, causing energy stocks to detract during the reporting period. New energy sector regulations, including phasing out certain renewable energy subsidies, also pressured the sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.11%	7.54%	6.88%
MSCI Emerging Markets Index (Net)	16.80	5.21	6.92
MSCI Brazil 25/50 Index (Net)	6.13	8.32	7.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 5,426,089,035
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 23,221,145
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,426,089,035
Number of Portfolio Holdings	47
Net Investment Advisory Fees	$23,221,145
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	39.6%
Energy	14.1%
Materials	12.6%
Utilities	12.1%
Industrials	9.0%
Consumer Staples	6.2%
Communication Services	2.4%
Health Care	1.6%
Consumer Discretionary	1.2%
Information Technology	1.2%
Ten largest holdings
Security	Percent of Total Investments(a)
NU Holdings Ltd./Cayman Islands, Class A	12.0%
Itau Unibanco Holding SA (Preferred)	9.1%
Vale SA	8.9%
Petroleo Brasileiro SA - Petrobras (Preferred)	6.2%
Petroleo Brasileiro SA - Petrobras	5.6%
Banco Bradesco SA (Preferred)	3.8%
B3 SA - Brasil Bolsa Balcao	3.3%
WEG SA	3.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2.8%
Ambev SA	2.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
NU Holdings Ltd./Cayman Islands, Class A	12.0%
Itau Unibanco Holding SA (Preferred)	9.1%
Vale SA	8.9%
Petroleo Brasileiro SA - Petrobras (Preferred)	6.2%
Petroleo Brasileiro SA - Petrobras	5.6%
Banco Bradesco SA (Preferred)	3.8%
B3 SA - Brasil Bolsa Balcao	3.3%
WEG SA	3.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2.8%
Ambev SA	2.8%
(a)	Excludes money market funds.

C000011969 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Canada ETF
Class Name	iShares MSCI Canada ETF
Trading Symbol	EWC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Canada ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Canada ETF	$56	0.50%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 22.86%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI Canada Custom Capped Index (Spliced) returned 23.13%.
What contributed to performance?
While tariff threats pressured investor sentiment, Canadian equities advanced on the back of central bank rate cuts aimed at supporting growth. During the reporting period, stocks in the financials sector were the largest contributor to the Fund’s return. These companies benefited from consistent dividends, global diversification, and strategic acquisitions. Insurance companies also gained, amid robust premium growth and solid earnings from wealth management units. Metals and mining stocks in the materials sector advanced as gold prices soared to new highs, uplifted by their safe-haven demand and central bank purchases. Further aiding returns was an e-commerce platform in the information technology sector, advancing as the firm improved profit margins and expanded into new markets.
What detracted from performance?
During the reporting period there were no notable detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	22.86%	13.52%	9.67%
MSCI ACWI ex USA Index (Net)	15.42	8.94	7.33
MSCI Canada Custom Capped Index (Spliced)	23.13	13.72	9.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,203,128,337
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 13,971,050
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,203,128,337
Number of Portfolio Holdings	87
Net Investment Advisory Fees	$13,971,050
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	36.9%
Energy	16.3%
Materials	13.3%
Information Technology	11.7%
Industrials	10.7%
Consumer Staples	4.0%
Consumer Discretionary	3.3%
Utilities	2.6%
Communication Services	0.9%
Real Estate	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Royal Bank of Canada	8.1%
Shopify Inc., Class A	6.8%
Toronto-Dominion Bank (The)	5.2%
Enbridge Inc.	4.1%
Bank of Montreal	3.4%
Brookfield Corp., Class A	3.4%
Bank of Nova Scotia (The)	3.1%
Agnico Eagle Mines Ltd.	2.9%
Canadian Imperial Bank of Commerce	2.9%
Canadian Pacific Kansas City Ltd.	2.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Royal Bank of Canada	8.1%
Shopify Inc., Class A	6.8%
Toronto-Dominion Bank (The)	5.2%
Enbridge Inc.	4.1%
Bank of Montreal	3.4%
Brookfield Corp., Class A	3.4%
Bank of Nova Scotia (The)	3.1%
Agnico Eagle Mines Ltd.	2.9%
Canadian Imperial Bank of Commerce	2.9%
Canadian Pacific Kansas City Ltd.	2.8%
(a)	Excludes money market funds.

C000011970 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Emerging Markets ETF
Class Name	iShares MSCI Emerging Markets ETF
Trading Symbol	EEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Emerging Markets ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets ETF	$78	0.72%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 17.69%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80%.
What contributed to performance?
Chinese equities were the primary contributors to the Fund’s return during the reporting period. While tariff tensions increased volatility, equities were supported by government stimulus and improved investor sentiment. Entertainment and interactive media companies in the communication sector advanced due to popular game releases, AI monetization, and user growth. Within the consumer discretionary sector, a broadline retailer contributed amid rapid growth in its cloud and digital commerce units, while a multinational technology and entertainment conglomerate in the interactive media and services sector gained due to strong growth in its gaming and advertising units. In the financials sector, larger Chinese banks benefited from the country’s historic stimulus efforts, which included capital injections and other active interventions to support the banking sector. In Taiwan, a major semiconductor supplier was supported by surging demand for artificial intelligence chips and continued innovation, despite the threat of tariffs.
What detracted from performance?
Indian stocks detracted from the Fund's return due to foreign investor outflow and global trade uncertainty as a result of tariffs from the United States, which began during the reporting period. The tariffs resulted in a sharp drop in exports and sharp equity market volatility.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	17.69%	4.59%	6.30%
MSCI Emerging Markets Index (Net)	16.80	5.21	6.92

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 18,931,405,434
Holdings Count | Holding	1,201
Advisory Fees Paid, Amount	$ 125,570,583
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$18,931,405,434
Number of Portfolio Holdings	1,201
Net Investment Advisory Fees	$125,570,583
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	24.3%
Financials	23.4%
Consumer Discretionary	13.0%
Communication Services	10.4%
Industrials	6.8%
Materials	6.1%
Consumer Staples	4.3%
Energy	4.1%
Health Care	3.6%
Utilities	2.4%
Real Estate	1.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	30.8%
Taiwan	18.8%
India	16.2%
South Korea	10.6%
Brazil	4.4%
South Africa	3.3%
Saudi Arabia	3.2%
Mexico	1.9%
United Arab Emirates	1.6%
Malaysia	1.2%
Other#	8.0%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000011971 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI France ETF
Class Name	iShares MSCI France ETF
Trading Symbol	EWQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI France ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI France ETF	$54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 10.15%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI France Index (Net) returned 9.80%.
What contributed to performance?
Stocks in the industrials sector contributed the most to the Fund’s performance during the reporting period, led by aerospace and defense names. Significant increases by the French government for defense spending, in response to geopolitical threats, helped to push companies that supply equipment and technologies to armed forces higher. Strong trends in air travel have created a robust demand for commercial aircraft and substantial order backlogs, supporting the firms that manufacture aircraft. Diversified banks in the financials sector also contributed, strengthened by gains in loans, investment banking, insurance, as well as successful integration of digital initiatives.
What detracted from performance?
Consumer discretionary stocks detracted the most from the Fund’s returns during the reporting period, led by the consumer durables industry. Weak spending trends and demand from the United States, its largest market, and China, negatively pressured the stock of the world’s largest luxury goods conglomerate. In the information technology sector, a consulting and outsourcing firm declined due to softening climate demand and concerns about an upcoming acquisition.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	10.15%	11.24%	8.35%
MSCI ACWI ex USA Index (Net)	15.42	8.94	7.33
MSCI France Index (Net)	9.80	10.55	8.00

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 383,689,909
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 2,422,561
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$383,689,909
Number of Portfolio Holdings	59
Net Investment Advisory Fees	$2,422,561
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	29.9%
Consumer Discretionary	14.2%
Financials	12.6%
Health Care	11.0%
Consumer Staples	9.5%
Materials	6.7%
Energy	6.2%
Information Technology	3.0%
Utilities	2.8%
Communication Services	2.7%
Real Estate	1.4%
Ten largest holdings
Security	Percent of Total Investments(a)
LVMH Moet Hennessy Louis Vuitton SE	7.1%
Schneider Electric SE	6.5%
TotalEnergies SE	6.2%
Airbus SE	6.0%
Safran SA	5.8%
Air Liquide SA	5.7%
L'Oreal SA	5.4%
Sanofi SA	5.3%
EssilorLuxottica SA	4.4%
BNP Paribas SA	4.4%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
LVMH Moet Hennessy Louis Vuitton SE	7.1%
Schneider Electric SE	6.5%
TotalEnergies SE	6.2%
Airbus SE	6.0%
Safran SA	5.8%
Air Liquide SA	5.7%
L'Oreal SA	5.4%
Sanofi SA	5.3%
EssilorLuxottica SA	4.4%
BNP Paribas SA	4.4%
(a)	Excludes money market funds.

C000011972 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Eurozone ETF
Class Name	iShares MSCI Eurozone ETF
Trading Symbol	EZU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Eurozone ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Eurozone ETF	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 19.78%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI EMU Index (Net) returned 19.85%.
What contributed to performance?
Within the eurozone, a monetary union of 20 European Union member states that have adopted the euro, as their common currency, German stocks were the leading contributor to the Fund’s return. During the reporting period, industrials stocks, including in the aerospace and defense space, were buoyed by the country’s landmark decision to double its defense spending, driven by the ongoing geopolitical conflicts. High demand for electrification, particularly from data centers, drove gains in electrical equipment firms and industrial conglomerates. Spain’s economy experienced robust growth, helping equity markets advance, particularly in the financials sector. Banks benefited from significant increases in consumer deposits, growth from wealth management, and strong financial strength as measured by capital ratios. Aerospace and defense firms in France were also supported by increased defense spending.
What detracted from performance?
There were no significant detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	19.78%	11.77%	8.02%
MSCI ACWI ex USA Index (Net)	15.42	8.94	7.33
MSCI EMU Index (Net)	19.85	11.50	7.94

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 7,876,327,737
Holdings Count | Holding	223
Advisory Fees Paid, Amount	$ 38,174,486
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,876,327,737
Number of Portfolio Holdings	223
Net Investment Advisory Fees	$38,174,486
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	25.1%
Industrials	20.6%
Information Technology	11.2%
Consumer Discretionary	10.9%
Health Care	6.8%
Consumer Staples	6.3%
Utilities	6.0%
Materials	4.5%
Communication Services	4.5%
Energy	3.2%
Real Estate	0.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
France	30.8%
Germany	28.8%
Netherlands	12.7%
Spain	10.1%
Italy	9.2%
Belgium	3.0%
Finland	2.3%
Ireland	1.2%
Sweden	0.7%
Austria	0.6%
Portugal	0.6%
(a)	Excludes money market funds.

C000011973 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Germany ETF
Class Name	iShares MSCI Germany ETF
Trading Symbol	EWG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Germany ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Germany ETF	$56	0.49%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 30.23%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI Germany Index (Net) returned 30.62%.
What contributed to performance?
German stocks gained during the reporting period, driven by strong corporate earnings from global-facing companies. Industrials stocks, including in the aerospace and defense space, were the largest contributors to the Fund’s return, buoyed by the country’s landmark decision to double its defense spending, driven by ongoing geopolitical conflicts. A high demand for electrification, particularly from data centers, drove gains in electrical equipment firms and industrial conglomerates. Stocks in the financials sector also benefited the Fund’s return, due to strong trading volume and solid investment banking revenue. Insurance firms reported strong growth across business segments, solid asset management inflows, and increased dividends. Additionally, a successful pivot to cloud-based services helped drive the performance of a software company in the information technology sector.
What detracted from performance?
There were no significant detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	30.23%	9.72%	7.33%
MSCI ACWI ex USA Index (Net)	15.42	8.94	7.33
MSCI Germany Index (Net)	30.62	9.86	7.49

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,510,117,867
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 8,179,743
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,510,117,867
Number of Portfolio Holdings	57
Net Investment Advisory Fees	$8,179,743
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	25.9%
Financials	21.8%
Information Technology	17.8%
Consumer Discretionary	8.8%
Communication Services	7.4%
Health Care	6.1%
Materials	5.6%
Utilities	3.3%
Consumer Staples	1.7%
Real Estate	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
SAP SE	14.6%
Siemens AG	10.8%
Allianz SE	8.4%
Deutsche Telekom AG	6.6%
Rheinmetall AG	4.6%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4.3%
Siemens Energy AG	3.7%
Deutsche Bank AG	3.3%
Deutsche Boerse AG	2.9%
Infineon Technologies AG	2.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
SAP SE	14.6%
Siemens AG	10.8%
Allianz SE	8.4%
Deutsche Telekom AG	6.6%
Rheinmetall AG	4.6%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4.3%
Siemens Energy AG	3.7%
Deutsche Bank AG	3.3%
Deutsche Boerse AG	2.9%
Infineon Technologies AG	2.8%
(a)	Excludes money market funds.

C000050065 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI BIC ETF
Class Name	iShares MSCI BIC ETF
Trading Symbol	BKF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI BIC ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI BIC ETF	$80	0.72%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 21.37%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80% and the MSCI BIC Index (Net) returned 18.41%.
What contributed to performance?
Chinese equities were the main contributors to the Fund’s return during the reporting period. While tariff tensions increased volatility, equities were supported by government stimulus and improved investor sentiment. Communication stocks were significant contributors, including a multinational technology and entertainment conglomerate in the interactive media and services sector that gained due to strong growth in its gaming and advertising units. Within the consumer discretionary sector, a broadline retailer contributed amid rapid growth in its cloud and digital commerce units. In the financials sector, larger Chinese banks benefited from the country’s historic stimulus efforts, which included capital injections and other active interventions to support the banking sector.
What detracted from performance?
Indian stocks detracted from the Fund's return due to foreign investor outflow and global trade uncertainty as a result of tariffs from the United States, which began during the reporting period. The tariffs resulted in a sharp drop in exports and sharp equity market volatility. In the information technology sector, IT consulting stocks (which are hired by companies to help them achieve their business objectives and improve efficiency) were weighed down by weak discretionary technology spending as clients cut budgets due to tariff uncertainty.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	21.37%	0.18%	5.54%
MSCI Emerging Markets Index (Net)	16.80	5.21	6.92
MSCI BIC Index (Net)	18.41	0.61	6.02

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 90,750,564
Holdings Count | Holding	682
Advisory Fees Paid, Amount	$ 564,633
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$90,750,564
Number of Portfolio Holdings	682
Net Investment Advisory Fees	$564,633
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	23.2%
Consumer Discretionary	21.2%
Communication Services	15.5%
Information Technology	8.5%
Industrials	6.2%
Materials	5.6%
Energy	5.4%
Health Care	5.0%
Consumer Staples	4.8%
Utilities	3.2%
Real Estate	1.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	60.0%
India	31.5%
Brazil	8.5%
Russia	0.0	%(b)
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

C000050066 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Chile ETF
Class Name	iShares MSCI Chile ETF
Trading Symbol	ECH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Chile ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Chile ETF	$66	0.59%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 25.36%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80% and the MSCI Chile IMI 25/50 Index (Net) returned 26.38%.
What contributed to performance?
Chilean stocks were buoyed by better-than-expected domestic growth and as the country’s central bank began easing interest rates. Financial stocks contributed the most to the Fund’s performance during the reporting period. Diversified banks reported solid financial results, helped by conservative risk profiles, varied business models, strong lending growth, and low funding costs. Among industrials stocks, the largest airline group in Latin America contributed due to a rebound in global travel and increased consumer confidence. In the consumer discretionary sector, a broadline retailer gained, due to strategic investments in both digital and physical assets, which drove a profit recovery, margin expansion, and helped to reduce debt.
What detracted from performance?
During the reporting period there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	25.36%	9.82%	2.58%
MSCI Emerging Markets Index (Net)	16.80	5.21	6.92
MSCI Chile IMI 25/50 Index (Net)	26.38	9.79	2.62

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 700,860,324
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 3,313,355
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$700,860,324
Number of Portfolio Holdings	28
Net Investment Advisory Fees	$3,313,355
Portfolio Turnover Rate	45%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	24.7%
Materials	17.1%
Consumer Staples	16.3%
Industrials	13.2%
Utilities	12.8%
Consumer Discretionary	10.7%
Real Estate	3.5%
Communication Services	1.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Banco de Chile	11.8%
Sociedad Quimica y Minera de Chile SA (Preferred), Class B	11.8%
Latam Airlines Group SA	11.8%
Cencosud SA	7.3%
Empresas Copec SA	4.7%
Falabella SA	4.4%
Banco Santander Chile	4.4%
Banco de Credito e Inversiones SA	4.3%
Empresas CMPC SA	3.9%
Parque Arauco SA	3.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Banco de Chile	11.8%
Sociedad Quimica y Minera de Chile SA (Preferred), Class B	11.8%
Latam Airlines Group SA	11.8%
Cencosud SA	7.3%
Empresas Copec SA	4.7%
Falabella SA	4.4%
Banco Santander Chile	4.4%
Banco de Credito e Inversiones SA	4.3%
Empresas CMPC SA	3.9%
Parque Arauco SA	3.5%
(a)	Excludes money market funds.

C000050068 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Thailand ETF
Class Name	iShares MSCI Thailand ETF
Trading Symbol	THD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Thailand ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Thailand ETF	$58	0.59%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned (4.02)%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80% and the MSCI Thailand IMI 25/50 Index (Net) returned (4.01)%.
What contributed to performance?
Information technology stocks contributed to the Fund’s return during the reporting period. A manufacturer of electronics components gained due to continued rising demand for artificial intelligence, as they are a major supplier of components for electric vehicles and data centers. Diversified banks in the financials sector were supported by steady net profit growth.
What detracted from performance?
Thailand faced economic headwinds during the reporting period, rattled by domestic political upheaval and tariff uncertainty. Stocks in the consumer staples sector detracted the most from the Fund’s return, particularly an operator of convenience stores. The company suffered in an environment of weakened consumer spending. An airport service firm in the industrials sector detracted due to a significant decline in Chinese tourist arrivals, which negatively impacted duty-free and commercial revenue. Healthcare stocks also faced headwinds, including those that operate healthcare facilities.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	(4.02)%	(0.58)%	1.49%
MSCI Emerging Markets Index (Net)	16.80	5.21	6.92
MSCI Thailand IMI 25/50 Index (Net)	(4.01)	(0.48)	1.71

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 220,794,685
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 1,223,296
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$220,794,685
Number of Portfolio Holdings	91
Net Investment Advisory Fees	$1,223,296
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Energy	13.6%
Financials	12.6%
Information Technology	12.1%
Communication Services	11.3%
Consumer Staples	11.2%
Health Care	8.6%
Utilities	7.8%
Materials	6.3%
Real Estate	5.9%
Industrials	5.8%
Consumer Discretionary	4.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Delta Electronics Thailand PCL	10.8%
Advanced Info Service PCL	7.7%
PTT PCL	7.1%
CP ALL PCL	5.7%
Bangkok Dusit Medical Services PCL	5.3%
Gulf Development PCL	4.5%
Siam Cement PCL (The)	3.9%
PTT Exploration & Production PCL	3.6%
Airports of Thailand PCL	3.5%
True Corp. PCL Thailand	2.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Delta Electronics Thailand PCL	10.8%
Advanced Info Service PCL	7.7%
PTT PCL	7.1%
CP ALL PCL	5.7%
Bangkok Dusit Medical Services PCL	5.3%
Gulf Development PCL	4.5%
Siam Cement PCL (The)	3.9%
PTT Exploration & Production PCL	3.6%
Airports of Thailand PCL	3.5%
True Corp. PCL Thailand	2.7%
(a)	Excludes money market funds.

C000052897 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Emerging Markets Small-Cap ETF
Class Name	iShares MSCI Emerging Markets Small-Cap ETF
Trading Symbol	EEMS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Emerging Markets Small-Cap ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Small-Cap ETF	$76	0.72%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 9.77%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80% and the MSCI Emerging Markets Small Cap Index (Net) returned 10.07%.
What contributed to performance?
Chinese equities were the largest contributors to the Fund’s return during the reporting period. While tariff tensions increased volatility, equities were supported by government stimulus and improved investor sentiment. In the healthcare sector, biotechnology stocks were supported by global licensing deals, supportive regulatory reforms, and increased research and development innovation. South Korean firms benefited from corporate governance reforms, notably in the industrials sector. In Taiwan, technology hardware stocks gained due to continued demand for artificial intelligence, despite tariff-related volatility.
What detracted from performance?
Indian stocks detracted from the Fund’s return due to foreign investor outflow and global trade uncertainty as a result of tariffs from the United States, which began during the reporting period. The tariffs resulted in a sharp drop in exports and sharp equity market volatility.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	9.77%	10.89%	7.86%
MSCI Emerging Markets Index (Net)	16.80	5.21	6.92
MSCI Emerging Markets Small Cap Index (Net)	10.07	11.69	8.27

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 392,549,052
Holdings Count | Holding	1,606
Advisory Fees Paid, Amount	$ 2,537,189
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$392,549,052
Number of Portfolio Holdings	1,606
Net Investment Advisory Fees	$2,537,189
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	18.0%
Information Technology	16.3%
Financials	11.7%
Materials	11.2%
Consumer Discretionary	10.9%
Health Care	10.8%
Consumer Staples	6.3%
Real Estate	6.2%
Communication Services	3.7%
Utilities	3.0%
Energy	1.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
India	24.9%
Taiwan	19.5%
South Korea	12.7%
China	12.5%
Brazil	4.1%
South Africa	3.9%
Saudi Arabia	3.6%
Malaysia	2.7%
Thailand	2.4%
Turkey	2.2%
Other#	11.5%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000052898 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Japan Small-Cap ETF
Class Name	iShares MSCI Japan Small-Cap ETF
Trading Symbol	SCJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Japan Small-Cap ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Japan Small-Cap ETF	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 19.26%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI Japan Small Cap Index (Net) returned 20.94%.
What contributed to performance?
Japanese small-cap stocks were supported by sustained corporate governance reforms and renewed confidence among both domestic and foreign investors during the reporting period. In the industrials sector, capital goods firms, including those that provide heavy machinery and construction and engineering services, gained due to increased domestic spending, government investments, major new projects, and strategic ventures. Transportation companies benefited from growth in road freight, which was driven by increased e-commerce activity. In the consumer discretionary sector, broadline retailers experienced solid financial gains due to overseas growth, particularly in China, as well as strong domestic growth and strategic initiatives. Tailwinds for regional banks in the financials sector included a higher interest rate environment and solid loan growth.
What detracted from performance?
During the reporting period, there were no material detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	19.26%	6.97%	6.88%
MSCI ACWI ex USA Index (Net)	15.42	8.94	7.33
MSCI Japan Small Cap Index (Net)	20.94	7.49	7.26

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 144,651,091
Holdings Count | Holding	802
Advisory Fees Paid, Amount	$ 607,904
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$144,651,091
Number of Portfolio Holdings	802
Net Investment Advisory Fees	$607,904
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	25.7%
Consumer Discretionary	15.7%
Information Technology	11.4%
Materials	10.8%
Real Estate	9.3%
Financials	8.9%
Consumer Staples	7.5%
Health Care	4.1%
Communication Services	3.3%
Utilities	2.4%
Energy	0.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Ebara Corp.	0.8%
BayCurrent Inc.	0.7%
Tokyo Electric Power Co. Holdings Inc.	0.7%
Seibu Holdings Inc.	0.6%
Shimizu Corp.	0.6%
Toyo Suisan Kaisha Ltd.	0.5%
Food & Life Companies Ltd.	0.5%
Sanwa Holdings Corp.	0.5%
Sojitz Corp.	0.5%
Shizuoka Financial Group Inc.	0.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Ebara Corp.	0.8%
BayCurrent Inc.	0.7%
Tokyo Electric Power Co. Holdings Inc.	0.7%
Seibu Holdings Inc.	0.6%
Shimizu Corp.	0.6%
Toyo Suisan Kaisha Ltd.	0.5%
Food & Life Companies Ltd.	0.5%
Sanwa Holdings Corp.	0.5%
Sojitz Corp.	0.5%
Shizuoka Financial Group Inc.	0.5%
(a)	Excludes money market funds.

C000061365 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Israel ETF
Class Name	iShares MSCI Israel ETF
Trading Symbol	EIS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Israel ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Israel ETF	$72	0.59%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 43.16%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI Israel Capped Investable Market Index (Net) returned 44.55%.
What contributed to performance?
Despite the ongoing war in Gaza, Israeli stocks gained during the reporting period, with financials contributing the most to the Fund’s return. Banks have benefited from loan growth, and higher net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) as the country’s central bank left interest rates unchanged. Multi-line insurance companies gained amid heightened geopolitical tensions and increased security risks, which have driven up premiums for several industries. Industrials stocks were also large contributors, particularly a high-technology company in the aerospace and defense segment that designs, develops, manufactures and supplies products and services for defense and homeland security. Real estate operating companies benefited from a growing population, strong demand, and limited supply.
What detracted from performance?
During the reporting period there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	43.16%	12.24%	8.05%
MSCI ACWI ex USA Index (Net)	15.42	8.94	7.33
MSCI Israel Capped Investable Market Index (Net)	44.55	12.79	8.56

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 403,475,283
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 1,451,317
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$403,475,283
Number of Portfolio Holdings	109
Net Investment Advisory Fees	$1,451,317
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	33.0%
Information Technology	29.3%
Industrials	8.7%
Real Estate	8.2%
Health Care	6.9%
Consumer Discretionary	2.8%
Utilities	2.6%
Consumer Staples	2.4%
Materials	2.2%
Communication Services	2.1%
Energy	1.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Bank Leumi Le-Israel BM	9.0%
Bank Hapoalim BM	7.7%
CyberArk Software Ltd.	6.8%
Teva Pharmaceutical Industries Ltd.	6.6%
Check Point Software Technologies Ltd.	5.3%
Elbit Systems Ltd.	4.3%
Israel Discount Bank Ltd., Class A	3.8%
Mizrahi Tefahot Bank Ltd.	3.2%
Nice Ltd.	2.8%
Phoenix Financial Ltd.	2.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Bank Leumi Le-Israel BM	9.0%
Bank Hapoalim BM	7.7%
CyberArk Software Ltd.	6.8%
Teva Pharmaceutical Industries Ltd.	6.6%
Check Point Software Technologies Ltd.	5.3%
Elbit Systems Ltd.	4.3%
Israel Discount Bank Ltd., Class A	3.8%
Mizrahi Tefahot Bank Ltd.	3.2%
Nice Ltd.	2.8%
Phoenix Financial Ltd.	2.5%
(a)	Excludes money market funds.

C000100212 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Emerging Markets Min Vol Factor ETF
Class Name	iShares MSCI Emerging Markets Min Vol Factor ETF
Trading Symbol	EEMV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Emerging Markets Min Vol Factor ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Min Vol Factor ETF	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 7.68%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80% and the MSCI Emerging Markets Minimum Volatility (USD) Index (Net) returned 7.32%.
What contributed to performance?
Chinese equities were the largest contributors to the Fund’s return during the reporting period. While tariff tensions increased volatility, equities were supported by government stimulus and improved investor sentiment. In the financials sector, larger Chinese banks benefited from the country’s historic stimulus efforts, which included capital injections and other active interventions to support the banking sector. In the information technology sector, firms that provide technology hardware supplies and services also contributed. In the United Arab Emirates, the financials sector gained, as diversified banks benefited from loan increases, non-interest income growth, international expansions, and improved asset quality.
What detracted from performance?
Indian stocks detracted from the Fund’s return due to foreign investor outflow and global trade uncertainty as a result of tariffs from the United States, which began during the reporting period. In the information technology sector, IT consulting stocks (which are hired by companies to help them achieve their business objectives and improve efficiency) were weighed down by weak discretionary technology spending as clients cut budgets due to tariff uncertainty.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	7.68%	5.01%	4.75%
MSCI Emerging Markets Index (Net)	16.80	5.21	6.92
MSCI Emerging Markets Minimum Volatility (USD) Index (Net)	7.32	5.59	5.17

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 4,586,842,384
Holdings Count | Holding	330
Advisory Fees Paid, Amount	$ 10,723,432
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,586,842,384
Number of Portfolio Holdings	330
Net Investment Advisory Fees	$10,723,432
Portfolio Turnover Rate	32%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	23.6%
Information Technology	20.2%
Communication Services	14.2%
Consumer Staples	9.5%
Consumer Discretionary	7.9%
Health Care	7.7%
Utilities	5.8%
Industrials	4.4%
Energy	3.8%
Materials	2.6%
Real Estate	0.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	25.4%
India	21.5%
Taiwan	14.0%
Saudi Arabia	8.2%
South Korea	5.6%
United Arab Emirates	4.8%
Malaysia	3.7%
Brazil	2.9%
Qatar	2.3%
Kuwait	2.2%
Other#	9.4%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000100213 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Global Min Vol Factor ETF
Class Name	iShares MSCI Global Min Vol Factor ETF
Trading Symbol	ACWV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Global Min Vol Factor ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Min Vol Factor ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 7.45%.
  For the same period, the MSCI All Country World Index (Net) returned 15.79% and the MSCI ACWI Minimum Volatility (USD) Index (Net) returned 7.17%.
What contributed to performance?
Stocks in the United States contributed to the Fund’s return during the reporting period, with the information technology sector being the largest contributor. In the communications equipment space, companies leveraged artificial intelligence (“AI”) to automate network management, enhance product capabilities, and deliver more efficient and intelligent solutions to enterprise and consumer markets. In the financials sector, larger Chinese banks benefited from the country’s historic stimulus efforts, which included capital injections and other active interventions to support the banking sector. Additionally, Japanese equities were supported by sustained corporate governance reforms and renewed confidence among both domestic and foreign investors.
What detracted from performance?
During the reporting period, U.S. healthcare stocks detracted from the Fund’s return, pressured by increasing regulatory scrutiny and policy upheaval. Also weighing on performance were Indian stocks. Equities declined due to foreign investor outflow and global trade uncertainty as a result of tariffs from the United States, which began during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	7.45%	7.35%	8.25%
MSCI All Country World Index (Net)	15.79	12.00	11.10
MSCI ACWI Minimum Volatility (USD) Index (Net)	7.17	7.19	8.05

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,278,950,945
Holdings Count | Holding	392
Advisory Fees Paid, Amount	$ 7,535,815
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,278,950,945
Number of Portfolio Holdings	392
Net Investment Advisory Fees	$7,535,815
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	21.7%
Financials	15.4%
Health Care	13.7%
Communication Services	13.4%
Consumer Staples	10.5%
Industrials	7.7%
Utilities	7.3%
Consumer Discretionary	5.8%
Energy	2.2%
Materials	1.8%
Real Estate	0.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	60.0%
Japan	9.6%
China	6.5%
India	5.1%
Taiwan	3.8%
Germany	1.8%
Switzerland	1.8%
Canada	1.6%
Hong Kong	1.3%
Saudi Arabia	1.0%
Other#	7.5%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000106873 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Emerging Markets Asia ETF
Class Name	iShares MSCI Emerging Markets Asia ETF
Trading Symbol	EEMA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Emerging Markets Asia ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Asia ETF	$53	0.49%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 17.71%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80% and the MSCI EM Asia Custom Capped Index (Spliced) returned 17.01%.
What contributed to performance?
Chinese equities were the largest contributors to the Fund’s return during the reporting period. While tariff tensions increased volatility, equities were supported by government stimulus and improved investor sentiment. Notably, a multinational technology and entertainment conglomerate in the interactive media and services sector gained due to strong growth in its gaming unit, including both new and evergreen titles, as well as artificial intelligence (“AI”) advancements in its advertising unit. Broadline retail stocks in the consumer discretionary sector contributed amid rapid growth in their cloud and digital commerce divisions. In Taiwan, a major semiconductor supplier was supported by surging demand for AI chips and continued innovation, despite the threat of tariffs.
What detracted from performance?
Indian stocks detracted from the Fund's return due to foreign investor outflow and global trade uncertainty as a result of tariffs from the United States, which began during the reporting period. The tariffs resulted in a sharp drop in exports and sharp equity market volatility. IT consulting firms in the information technology sector were among the largest detractors. These companies, which help their clients improve processes, grow their business, or solve specific technology-related problems, faced headwinds such as slowing client demand and persistent weakness in discretionary spending.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	17.71%	4.33%	7.28%
MSCI Emerging Markets Index (Net)	16.80	5.21	6.92
MSCI EM Asia Custom Capped Index (Spliced)	17.01	4.98	7.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,407,211,366
Holdings Count | Holding	872
Advisory Fees Paid, Amount	$ 3,123,977
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,407,211,366
Number of Portfolio Holdings	872
Net Investment Advisory Fees	$3,123,977
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	30.1%
Financials	18.6%
Consumer Discretionary	14.8%
Communication Services	11.5%
Industrials	7.1%
Health Care	4.2%
Materials	4.0%
Consumer Staples	3.6%
Energy	3.2%
Utilities	1.8%
Real Estate	1.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	38.4%
Taiwan	23.4%
India	20.2%
South Korea	13.2%
Malaysia	1.5%
Indonesia	1.5%
Thailand	1.3%
Philippines	0.5%
(a)	Excludes money market funds.

C000108746 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI World ETF
Class Name	iShares MSCI World ETF
Trading Symbol	URTH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI World ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI World ETF	$26	0.24%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 15.68%.
  For the same period, the MSCI All Country World Index (Net) returned 15.79% and the MSCI World Index (Net) returned 15.68%.
What contributed to performance?
Stocks in the United States significantly contributed to the Fund’s return during the reporting period. The information technology sector was the largest contributor to performance, particularly semiconductor stocks. These companies gained amid continued demand for artificial intelligence (“AI”), data center expansions, and continued innovation in chips and network solutions. Systems software firms benefited from robust demand in cloud-delivered businesses, including cybersecurity, and increasing adoption of AI technologies. Communication firms, particularly those in the interactive media and services segment, were supported by solid digital advertising revenue growth fueled by AI investments that improved ad targeting and performance. Japanese equities were supported by sustained corporate governance reforms and renewed confidence among both domestic and foreign investors.
What detracted from performance?
U.S. healthcare stocks were modest detractors from the Fund’s return during the reporting period, pressured by increasing regulatory scrutiny and policy upheaval.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	15.68%	13.04%	11.87%
MSCI All Country World Index (Net)	15.79	12.00	11.10
MSCI World Index (Net)	15.68	12.89	11.65

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 5,604,436,905
Holdings Count | Holding	1,327
Advisory Fees Paid, Amount	$ 10,765,860
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,604,436,905
Number of Portfolio Holdings	1,327
Net Investment Advisory Fees	$10,765,860
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	26.3%
Financials	17.2%
Industrials	11.3%
Consumer Discretionary	10.3%
Health Care	9.3%
Communication Services	8.5%
Consumer Staples	5.7%
Energy	3.5%
Materials	3.3%
Utilities	2.6%
Real Estate	2.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	72.2%
Japan	5.4%
United Kingdom	3.7%
Canada	3.3%
France	2.7%
Germany	2.5%
Switzerland	2.3%
Australia	1.7%
Netherlands	1.1%
Sweden	0.9%
Other#	4.2%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000109983 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Global Silver and Metals Miners ETF
Class Name	iShares MSCI Global Silver and Metals Miners ETF
Trading Symbol	SLVP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Global Silver and Metals Miners ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Silver and Metals Miners ETF	$54	0.39%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 76.36%.
  For the same period, the MSCI All Country World Index (Net) returned 15.79% and the MSCI ACWI Select Silver Miners Investable Market Index (Net) returned 77.01%.
What contributed to performance?
Stocks in Canada were the largest contributor to the Fund’s return during the reporting period. Canada is home to numerous natural resources and benefits from established and transparent mining-friendly regulations. The price of silver showed considerable growth, given its many uses in electronics, solar energy, medical applications, and as a chemical catalyst. Gold and silver miners were driven by renewed anticipation of interest rate cuts in the United States, as well as high demand and a supply deficit. Notably, a major Mexican mining and metallurgical company contributed. The company, a global leader in silver production, advanced due to resilient local demand, stable government policy, and higher metal prices. In the United States, the largest primary silver producer was supported by strong company production at its key properties.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	76.36%	6.01%	14.99%
MSCI All Country World Index (Net)	15.79	12.00	11.10
MSCI ACWI Select Silver Miners Investable Market Index (Net)	77.01	6.13	15.06

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 390,019,851
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 1,038,387
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$390,019,851
Number of Portfolio Holdings	32
Net Investment Advisory Fees	$1,038,387
Portfolio Turnover Rate	74%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Canada	53.8%
United States	18.1%
Mexico	12.5%
United Kingdom	10.0%
China	2.9%
South Africa	1.5%
Peru	1.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Industrias Penoles SAB de CV	12.5%
Hecla Mining Co.	9.5%
Fresnillo PLC	9.5%
Newmont Corp.	6.6%
Endeavour Silver Corp.	4.6%
Discovery Silver Corp.	4.5%
Agnico Eagle Mines Ltd.	4.5%
MAG Silver Corp.	4.4%
Wheaton Precious Metals Corp.	4.4%
First Majestic Silver Corp.	4.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Industrias Penoles SAB de CV	12.5%
Hecla Mining Co.	9.5%
Fresnillo PLC	9.5%
Newmont Corp.	6.6%
Endeavour Silver Corp.	4.6%
Discovery Silver Corp.	4.5%
Agnico Eagle Mines Ltd.	4.5%
MAG Silver Corp.	4.4%
Wheaton Precious Metals Corp.	4.4%
First Majestic Silver Corp.	4.2%
(a)	Excludes money market funds.

C000109985 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Global Gold Miners ETF
Class Name	iShares MSCI Global Gold Miners ETF
Trading Symbol	RING
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Global Gold Miners ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Gold Miners ETF	$52	0.39%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 68.58%.
  For the same period, the MSCI All Country World Index (Net) returned 15.79% and the MSCI ACWI Select Gold Miners Investable Market Index (Net) returned 68.38%.
What contributed to performance?
Stocks in Canada were the largest contributor to the Fund’s return during the reporting period. As the world’s fourth-largest gold producer, Canada is home to numerous natural resources and benefits from established and transparent mining-friendly regulations. Gold miners from Canada advanced as the price of gold soared, driven by geopolitical turmoil, global economic uncertainty, and strong demand from central banks, as well as a weakening U.S. dollar and hopes of interest rate cuts in the United States. South African miners gained, further buoyed by merger and acquisition activity. In the United States, one of the world’s largest gold miners also contributed as the firm benefited from surging prices and expansion efforts through acquisitions.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	68.58%	10.83%	18.61%
MSCI All Country World Index (Net)	15.79	12.00	11.10
MSCI ACWI Select Gold Miners Investable Market Index (Net)	68.38	10.70	18.68

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,910,005,645
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 4,371,539
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,910,005,645
Number of Portfolio Holdings	45
Net Investment Advisory Fees	$4,371,539
Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Canada	55.6%
United States	18.1%
South Africa	11.3%
China	5.4%
Australia	5.3%
United Kingdom	2.1%
Peru	1.1%
Indonesia	0.8%
Turkey	0.3%
Russia	0.0	%(b)
Ten largest holdings
Security	Percent of Total Investments(a)
Newmont Corp.	15.7%
Agnico Eagle Mines Ltd.	13.8%
Barrick Mining Corp.	7.9%
Wheaton Precious Metals Corp.	7.5%
Gold Fields Ltd.	4.6%
Kinross Gold Corp.	4.5%
Anglogold Ashanti PLC	4.2%
Zijin Mining Group Co. Ltd., Class H	3.8%
Alamos Gold Inc., Class A	3.2%
Pan American Silver Corp.	2.5%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Newmont Corp.	15.7%
Agnico Eagle Mines Ltd.	13.8%
Barrick Mining Corp.	7.9%
Wheaton Precious Metals Corp.	7.5%
Gold Fields Ltd.	4.6%
Kinross Gold Corp.	4.5%
Anglogold Ashanti PLC	4.2%
Zijin Mining Group Co. Ltd., Class H	3.8%
Alamos Gold Inc., Class A	3.2%
Pan American Silver Corp.	2.5%
(a)Excludes money market funds.
C000109986 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Agriculture Producers ETF
Class Name	iShares MSCI Agriculture Producers ETF
Trading Symbol	VEGI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Agriculture Producers ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Agriculture Producers ETF	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 11.77%.
  For the same period, the MSCI All Country World Index (Net) returned 15.79% and the MSCI ACWI Select Agriculture Producers Investable Market Index (Net) returned 11.62%.
What contributed to performance?
Industrials firms in the United States were the largest contributors to the Fund’s return during the reporting period. A leading manufacturer of agricultural and construction equipment gained due to increased infrastructure spending and a positive outlook for the industry, including stable commodity prices. In the chemicals segment of the materials sector, companies that provide agriculture products essential to farming, gained from a rally in the fertilizer market, innovative products, and operational efficiencies. A fertilizers and agricultural chemicals specialist company in Canada also contributed. The company, which provides crop inputs and services, gained due to strong fertilizer demand, rising crop commodity prices, and increasing operational efficiencies.
What detracted from performance?
There were no notable detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	11.77%	9.26%	7.42%
MSCI All Country World Index (Net)	15.79	12.00	11.10
MSCI ACWI Select Agriculture Producers Investable Market Index (Net)	11.62	9.34	7.47

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 92,778,995
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 380,547
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$92,778,995
Number of Portfolio Holdings	131
Net Investment Advisory Fees	$380,547
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Agricultural & Farm Machinery	33.2%
Fertilizers & Agricultural Chemicals	32.7%
Packaged Foods & Meats	17.7%
Agricultural Products & Services	16.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	60.2%
Canada	6.3%
India	5.4%
Norway	4.8%
Japan	3.6%
Saudi Arabia	3.0%
China	2.6%
Malaysia	2.3%
Italy	2.0%
Hong Kong	1.8%
Other#	8.0%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000109987 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Global Energy Producers ETF
Class Name	iShares MSCI Global Energy Producers ETF
Trading Symbol	FILL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Global Energy Producers ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Energy Producers ETF	$43	0.43%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 2.19%.
  For the same period, the MSCI All Country World Index (Net) returned 15.79% and the MSCI ACWI Select Energy Producers Investable Market Index (Net) returned 1.20%.
What contributed to performance?
Amid volatile energy prices and increasing geopolitical turmoil, the United States energy sector was the largest contributor to the Fund’s return during the reporting period. Notably, an integrated oil and gas company with significant roles across the oil and gas value chain gained. The company gained due to increased production in the U.S. Permian Basin and as the firm completed its purchase of one of its peers, increasing its oil production and cash flow. In the United Kingdom, another integrated oil and gas firm was supported by a robust liquified natural gas business and a strategic pivot to focus on high profit areas.
What detracted from performance?
Indian stocks detracted from the Fund's return due to foreign investor outflow and global trade uncertainty as a result of tariffs from the United States, which began during the reporting period. The tariffs resulted in a sharp drop in exports and sharp equity market volatility.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	2.19%	20.93%	7.79%
MSCI All Country World Index (Net)	15.79	12.00	11.10
MSCI ACWI Select Energy Producers Investable Market Index (Net)	1.20	20.45	7.42

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 80,914,304
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 332,898
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$80,914,304
Number of Portfolio Holdings	187
Net Investment Advisory Fees	$332,898
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Integrated Oil & Gas	59.2%
Oil & Gas Exploration & Production	25.2%
Oil & Gas Refining & Marketing	11.0%
Coal & Consumable Fuels	4.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	52.3%
United Kingdom	11.8%
Canada	10.5%
France	4.8%
India	4.7%
Australia	2.3%
Brazil	2.1%
China	2.0%
Japan	1.5%
Saudi Arabia	1.4%
Other#	6.6%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after August 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The Fund announced on August 25, 2025 that it will change the Fund's name from iShares MSCI Global Energy Producers ETF to iShares U.S. Power Infrastructure ETF, the ticker from FILL to POWR, and the fiscal year end from August 31 to March 31. The Fund also announced a change of the underlying index from the MSCI ACWI Select Energy Producers Investable Market Index to the S&P U.S. Power Infrastructure Select Index and related changes to the Fund’s investment objective, investment strategy, and investment risks. The Fund’s revised investment objective is to seek to track the investment results of an index composed of public companies involved in U.S. power infrastructure. These changes are expected to be effective on or around October 29, 2025 while the fiscal year end change was effective as of September 1, 2025.

Material Fund Change Name [Text Block]	The Fund announced on August 25, 2025 that it will change the Fund's name from iShares MSCI Global Energy Producers ETF to iShares U.S. Power Infrastructure ETF, the ticker from FILL to POWR, and the fiscal year end from August 31 to March 31.
Material Fund Change Objectives [Text Block]	The Fund also announced a change of the underlying index from the MSCI ACWI Select Energy Producers Investable Market Index to the S&P U.S. Power Infrastructure Select Index and related changes to the Fund’s investment objective, investment strategy, and investment risks. The Fund’s revised investment objective is to seek to track the investment results of an index composed of public companies involved in U.S. power infrastructure. These changes are expected to be effective on or around October 29, 2025 while the fiscal year end change was effective as of September 1, 2025.
Material Fund Change Strategies [Text Block]	The Fund also announced a change of the underlying index from the MSCI ACWI Select Energy Producers Investable Market Index to the S&P U.S. Power Infrastructure Select Index and related changes to the Fund’s investment objective, investment strategy, and investment risks.
Material Fund Change Risks Change [Text Block]	The Fund also announced a change of the underlying index from the MSCI ACWI Select Energy Producers Investable Market Index to the S&P U.S. Power Infrastructure Select Index and related changes to the Fund’s investment objective, investment strategy, and investment risks.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after August 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000109988 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Global Metals & Mining Producers ETF
Class Name	iShares MSCI Global Metals & Mining Producers ETF
Trading Symbol	PICK
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Global Metals & Mining Producers ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Metals & Mining Producers ETF	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 8.29%.
  For the same period, the MSCI All Country World Index (Net) returned 15.79% and the MSCI ACWI Select Metals & Mining Producers ex Gold and Silver Investable Market Index (Net) returned 8.38%.
What contributed to performance?
Diversified metals and mining companies in China contributed the most to the Fund’s return during the reporting period. Global mining demand for base metals was buoyed by stimulus in China and increased government investments in infrastructure. In particular, firms that trade in base and rare metals saw a surge in production volumes. In the United States, the operator of the only active and significant rare earth mine in the country gained due to a large investment from the Department of Defense, as well as a partnership with a major technology company. An Australian multinational metals and mining company also contributed due to record copper production.
What detracted from performance?
There were no significant detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	8.29%	13.17%	11.22%
MSCI All Country World Index (Net)	15.79	12.00	11.10
MSCI ACWI Select Metals & Mining Producers ex Gold and Silver Investable Market Index (Net)	8.38	13.48	11.50

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 820,973,296
Holdings Count | Holding	234
Advisory Fees Paid, Amount	$ 3,135,620
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$820,973,296
Number of Portfolio Holdings	234
Net Investment Advisory Fees	$3,135,620
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Diversified Metals & Mining	46.9%
Steel	31.9%
Copper	12.9%
Aluminum	5.7%
Precious Metals & Minerals	2.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Australia	22.6%
United States	17.5%
United Kingdom	14.9%
Canada	6.1%
Japan	5.8%
India	5.6%
Brazil	4.2%
China	3.9%
South Africa	2.7%
South Korea	2.0%
Other#	14.7%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000119708 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core MSCI Emerging Markets ETF
Class Name	iShares Core MSCI Emerging Markets ETF
Trading Symbol	IEMG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core MSCI Emerging Markets ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Emerging Markets ETF	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 17.21%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80% and the MSCI Emerging Markets Investable Market Index (Net) returned 15.82%.
What contributed to performance?
Chinese equities were the largest contributors to the Fund’s return during the reporting period. While tariff tensions increased volatility, equities were supported by government stimulus and improved investor sentiment. Within the consumer discretionary sector, a broadline retailer contributed amid rapid growth in its cloud and digital commerce units, while a multinational technology and entertainment conglomerate in the interactive media and services sector gained due to strong growth in its gaming and advertising units. In the financials sector, larger Chinese banks benefited from the country’s historic stimulus efforts, which included capital injections and other active interventions to support the banking sector. In Taiwan, a major semiconductor supplier was supported by surging demand for artificial intelligence chips and continued innovation, despite the threat of tariffs. South Korean stocks also contributed, on the back of solid economic growth, strong market momentum, and corporate governance reforms. Industrials companies were notable contributors.
What detracted from performance?
Indian stocks detracted from the Fund's return due to foreign investor outflow and global trade uncertainty as a result of tariffs from the United States, which began during the reporting period. The tariffs resulted in a sharp drop in exports and sharp equity market volatility.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	17.21%	5.94%	7.12%
MSCI Emerging Markets Index (Net)	16.80	5.21	6.92
MSCI Emerging Markets Investable Market Index (Net)	15.82	5.96	7.08

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 101,395,940,214
Holdings Count | Holding	2,694
Advisory Fees Paid, Amount	$ 76,493,324
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$101,395,940,214
Number of Portfolio Holdings	2,694
Net Investment Advisory Fees	$76,493,324
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	23.2%
Financials	21.8%
Consumer Discretionary	12.7%
Communication Services	9.4%
Industrials	8.4%
Materials	6.9%
Health Care	4.6%
Consumer Staples	4.6%
Energy	3.7%
Utilities	2.5%
Real Estate	2.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	28.2%
Taiwan	18.9%
India	17.4%
South Korea	10.9%
Brazil	4.3%
South Africa	3.4%
Saudi Arabia	3.3%
Mexico	1.9%
United Arab Emirates	1.6%
Malaysia	1.4%
Other#	8.7%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000141922 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Currency Hedged MSCI Emerging Markets ETF
Class Name	iShares Currency Hedged MSCI Emerging Markets ETF
Trading Symbol	HEEM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Currency Hedged MSCI Emerging Markets ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI Emerging Markets ETF	$0(a)	0.00%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 19.02%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80% and the MSCI Emerging Markets 100% Hedged to USD Index (Net) returned 17.42%.
What contributed to performance?
Chinese equities were the primary contributors to the Fund’s return during the reporting period. While tariff tensions increased volatility, equities were supported by government stimulus and improved investor sentiment. Entertainment and interactive media companies in the communication sector advanced due to popular game releases, AI monetization, and user growth. Within the consumer discretionary sector, a broadline retailer contributed amid rapid growth in its cloud and digital commerce units, while a multinational technology and entertainment conglomerate in the interactive media and services sector gained due to strong growth in its gaming and advertising units. In the financials sector, larger Chinese banks benefited from the country’s historic stimulus efforts, which included capital injections and other active interventions to support the banking sector. In Taiwan, a major semiconductor supplier was supported by surging demand for artificial intelligence chips and continued innovation, despite the threat of tariffs.
What detracted from performance?
Indian stocks detracted from the Fund's return due to foreign investor outflow and global trade uncertainty as a result of tariffs from the United States, which began during the reporting period. The tariffs resulted in a sharp drop in exports and sharp equity market volatility.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	19.02%	6.14%	7.21%
MSCI Emerging Markets Index (Net)	16.80	5.21	6.92
MSCI Emerging Markets 100% Hedged to USD Index (Net)	17.42	6.42	7.52

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 175,844,282
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$175,844,282
Number of Portfolio Holdings	137
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.9%
Short-term Investments	10.5%
Other assets less liabilities	(10.4)%
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	24.3%
Financials	23.4%
Consumer Discretionary	13.0%
Communication Services	10.4%
Industrials	6.8%
Materials	6.1%
Consumer Staples	4.3%
Energy	4.1%
Health Care	3.6%
Utilities	2.4%
Real Estate	1.6%
(a)	The underlying fund is iShares MSCI Emerging Markets ETF.
(b)	Excludes money market funds.

C000147985 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Russia ETF
Class Name	iShares MSCI Russia ETF
Trading Symbol	ERUS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Russia ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Russia ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
The Fund sought to track the investment results of an index composed of Russian equities, as represented by the MSCI Russia 25/50 Index (Net) (the “Index”). Effective June 1, 2022, the Index was discontinued by the index provider, MSCI, Inc. Due to the discontinuation of the Fund’s underlying index and ongoing restrictions relating to Russian securities, the Fund will be unable to meet its investment objective. The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation.
During the period, the Fund was able to sell certain investments, which were previously being fair valued at a nominal value like all other local Russian equities and Russian exposed ADR and GDR securities, and received interest on its money market fund holdings.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Fund performance
Cumulative performance: September 1, 2015 through August 31, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
The Fund’s performance in the graph above includes the impact of distributions but does not include reinvestment of the distributions after the Fund entered a Plan of Liquidation on June 15, 2022 since the Fund has not issued new shares. Accordingly, the performance does not match the total return disclosed in the Financial Highlights, which does include the reinvestment of distributions.

Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV(a)	9,019.53%	(33.57)%	(13.81)%
MSCI Russia 25/50 Index (Net)(b)	N/A	(99.94)	(83.89)
(a)
Total Return includes the impact of proceeds from the sale of certain investments, which were previously being fair valued at a nominal value consistent with other local Russian equities and Russian exposed ADR and GDR securities. However, while Total Return includes the impact of distributions, it does not include reinvestment of the distributions after the Fund entered a Plan of Liquidation on June 15, 2022 since the Fund has not issued new shares. Accordingly, the performance does not match the total return disclosed in the Financial Highlights, which does include the reinvestment of distributions.

(b)
Effective June 1, 2022, the Index was discontinued by the index provider, MSCI, Inc and the Index returns shown are as follows: 5 Years return and 10 Years return from September 1, 2020 and September 1, 2015, respectively through May 31, 2022. 1 Year Index return is not shown as MSCI, Inc discontinued the Index prior to September 1, 2024.

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 445,509
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$445,509
Number of Portfolio Holdings	16
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Ten largest holdings
Security	Percent of Total Investments
BlackRock Cash Funds: Treasury, SL Agency Shares	98.8%
Sberbank of Russia PJSC	0.5%
Alrosa PJSC	0.2%
United Co. RUSAL International PJSC	0.2%
Moscow Exchange MICEX-RTS PJSC	0.1%
Mobile TeleSystems PJSC	0.1%
Rosneft Oil Co. PJSC	0.1%
Severstal PAO	0.0	%(a)
VK Co. Ltd.	0.0	%(a)
X5 Retail Group NV	0.0	%(a)
(a)	Rounds to less than 0.1%.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments
BlackRock Cash Funds: Treasury, SL Agency Shares	98.8%
Sberbank of Russia PJSC	0.5%
Alrosa PJSC	0.2%
United Co. RUSAL International PJSC	0.2%
Moscow Exchange MICEX-RTS PJSC	0.1%
Mobile TeleSystems PJSC	0.1%
Rosneft Oil Co. PJSC	0.1%
Severstal PAO	0.0	%(a)
VK Co. Ltd.	0.0	%(a)
X5 Retail Group NV	0.0	%(a)
(a)	Rounds to less than 0.1%.

C000154544 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Emerging Markets Equity Factor ETF
Class Name	iShares Emerging Markets Equity Factor ETF
Trading Symbol	EMGF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Emerging Markets Equity Factor ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Emerging Markets Equity Factor ETF	$28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 16.50%.
  For the same period, the S&P Emerging Broad Market Index (Net) returned 16.78% and the STOXX Emerging Markets Equity Factor Index (Spliced) returned 15.29%.
What contributed to performance?
Chinese equities were the largest contributors to the Fund’s return during the reporting period. While tariff tensions increased volatility, equities were supported by government stimulus and improved investor sentiment. In the communication sector, a multinational technology and entertainment conglomerate gained due to strong growth in its gaming and advertising units. Financials stocks also benefited returns, as larger Chinese banks gained amid the country’s historic stimulus efforts, which included capital injections and other active interventions to support the banking sector. In Taiwan, a major semiconductor supplier was supported by surging demand for artificial intelligence chips and continued innovation, despite the threat of tariffs. South Korean stocks also contributed, on the back of solid economic growth, strong market momentum, and corporate governance reforms. Financials firms were notable contributors.
What detracted from performance?
Indian stocks detracted from the Fund's return due to foreign investor outflow and global trade uncertainty as a result of tariffs from the United States, which began during the reporting period. In the information technology sector, IT consulting stocks (which are hired by companies to help them achieve their business objectives and improve efficiency) were weighed down by weak discretionary technology spending as clients cut budgets due to tariff uncertainty.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: December 8, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	16.50%	7.68%	7.89%
S&P Emerging Broad Market Index (Net)	16.78	6.33	7.91
STOXX Emerging Markets Equity Factor Index (Spliced)	15.29	8.24	8.33

Performance Inception Date	Dec. 08, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 957,680,461
Holdings Count | Holding	571
Advisory Fees Paid, Amount	$ 1,958,679
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$957,680,461
Number of Portfolio Holdings	571
Net Investment Advisory Fees	$1,958,679
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	23.3%
Financials	22.3%
Consumer Discretionary	14.8%
Communication Services	10.3%
Industrials	7.3%
Consumer Staples	5.6%
Materials	4.5%
Energy	4.5%
Health Care	3.4%
Utilities	2.8%
Real Estate	1.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	29.7%
Taiwan	18.8%
India	17.5%
South Korea	12.1%
Brazil	3.6%
South Africa	2.6%
Saudi Arabia	2.3%
United Arab Emirates	2.1%
Mexico	1.7%
Indonesia	1.2%
Other#	8.4%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000170244 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware MSCI EM ETF
Class Name	iShares ESG Aware MSCI EM ETF
Trading Symbol	ESGE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Aware MSCI EM ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI EM ETF	$28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 20.90%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80% and the MSCI Emerging Markets Extended ESG Focus Index (Spliced) returned 19.72%.
What contributed to performance?
Chinese equities were the largest contributors to the Fund’s return during the reporting period. While tariff tensions increased volatility, equities were supported by government stimulus and improved investor sentiment. In the consumer discretionary sector, a broadline retailer contributed amid rapid growth in its cloud and digital commerce units. In the communication sector, a multinational technology and entertainment conglomerate gained due to strong growth in its gaming and advertising units. In Taiwan, a major semiconductor supplier was supported by surging demand for artificial intelligence chips and continued innovation, despite the threat of tariffs. South Korean stocks also contributed, on the back of solid economic growth, strong market momentum, and corporate governance reforms. Financials firms were notable contributors.
What detracted from performance?
Indian stocks detracted from the Fund's return due to foreign investor outflow and global trade uncertainty as a result of tariffs from the United States, which began during the reporting period. In the information technology sector, IT consulting stocks (which are hired by companies to help them achieve their business objectives and improve efficiency) were weighed down by weak discretionary technology spending as clients cut budgets due to tariff uncertainty.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 28, 2016 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	20.90%	4.90%	7.59%
MSCI Emerging Markets Index (Net)	16.80	5.21	7.55
MSCI Emerging Markets Extended ESG Focus Index (Spliced)	19.72	5.12	7.96

Performance Inception Date	Jun. 28, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 5,092,819,493
Holdings Count | Holding	311
Advisory Fees Paid, Amount	$ 11,560,394
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,092,819,493
Number of Portfolio Holdings	311
Net Investment Advisory Fees	$11,560,394
Portfolio Turnover Rate	35%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	28.3%
Information Technology	24.3%
Consumer Discretionary	13.1%
Communication Services	11.0%
Industrials	5.3%
Materials	4.6%
Consumer Staples	4.1%
Health Care	3.3%
Energy	2.8%
Utilities	1.9%
Real Estate	1.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	30.8%
Taiwan	20.0%
India	15.7%
South Korea	10.8%
South Africa	4.2%
Brazil	3.8%
Saudi Arabia	2.8%
Malaysia	2.0%
Mexico	1.7%
United Arab Emirates	1.6%
Other#	6.6%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000186806 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Emerging Markets ex China ETF
Class Name	iShares MSCI Emerging Markets ex China ETF
Trading Symbol	EMXC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Emerging Markets ex China ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets ex China ETF	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 7.62%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80% and the MSCI Emerging Markets ex China Index (Net) returned 7.18%.
What contributed to performance?
Taiwanese equities were the largest contributors to the Fund’s return during the reporting period, given the country’s pivotal role in the global semiconductor supply chain. In the information technology sector, a major semiconductor supplier was supported by surging demand for artificial intelligence chips, despite the threat of tariffs. South Korean stocks contributed, on the back of solid economic growth, strong market momentum, and corporate governance reforms. Industrials firms were notable contributors. In South Africa, soaring gold prices supported metals and mining stocks.
What detracted from performance?
Indian stocks detracted from the Fund’s return during the reporting period. Equities declined due to investor caution and selling pressure stemming from slowing earnings growth, stretched valuations, and global headwinds. In the information technology sector, IT consulting stocks (which are hired by companies to help them achieve their business objectives and improve efficiency) were weighed down by weak discretionary technology spending as clients cut budgets due to tariff uncertainty.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 18, 2017 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	7.62%	9.06%	5.31%
MSCI Emerging Markets Index (Net)	16.80	5.21	4.70
MSCI Emerging Markets ex China Index (Net)	7.18	9.70	5.79

Performance Inception Date	Jul. 18, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 12,492,026,840
Holdings Count | Holding	656
Advisory Fees Paid, Amount	$ 37,750,718
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,492,026,840
Number of Portfolio Holdings	656
Net Investment Advisory Fees	$37,750,718
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	31.2%
Financials	26.1%
Industrials	7.9%
Materials	7.4%
Consumer Discretionary	6.3%
Energy	4.7%
Communication Services	4.7%
Consumer Staples	4.6%
Health Care	2.9%
Utilities	2.7%
Real Estate	1.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Taiwan	27.3%
India	23.4%
South Korea	15.2%
Brazil	6.3%
South Africa	4.8%
Saudi Arabia	4.7%
Mexico	2.8%
United Arab Emirates	2.3%
Malaysia	1.8%
Indonesia	1.8%
Other#	9.6%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.